-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0578

                                                   Expires: February 28, 2006

                                                   Estimated average burden
                                                   hours per response: 20.00
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-10529
                                   ---------------------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850    Los Angeles, California     90025
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                                 Timothy J. Wahl

GKM Advisers, LLC    11150 Santa Monica Blvd., Suite 850   Los Angeles, CA 90025
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     ----------------------


Date of fiscal year end:         July 31, 2005
                          -----------------------------------

Date of reporting period:       April 30, 2005
                          -----------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS -  99.5%                                    VALUE
--------------------------------------------------------------------------------
            AIR FREIGHT AND COURIERS - 2.7%
     5,000  FedEx Corporation                                      $   424,750
     5,500  United Parcel Service, Inc. - Class B                      392,205
                                                                   -----------
                                                                       816,955
                                                                   -----------
            BANKS - 0.6%
     2,800  Wells Fargo & Company                                      167,832
                                                                   -----------

            BIOTECHNOLOGY - 5.6%
     5,000  Amgen, Inc.*                                               291,050
     5,750  Biogen Idec, Inc.*                                         208,380
    11,000  Covance, Inc.*                                             502,040
     9,000  Dionex Corporation*                                        386,550
     2,000  Genzyme Corporation*                                       117,220
    11,000  ID Biomedical Corporation*                                 177,100
                                                                   -----------
                                                                     1,682,340
                                                                   -----------
            CHEMICALS - 5.5%
     5,000  Engelhard Corporation                                      153,150
     9,000  International Flavors & Fragrances, Inc.                   341,100
    11,000  Scotts Miracle-Gro Company (The) - Class A*                796,400
     6,000  Sigma-Aldrich Corporation                                  350,580
                                                                   -----------
                                                                     1,641,230
                                                                   -----------
            COMMERCIAL SERVICES AND SUPPLIES - 6.9%
     3,100  Automatic Data Processing, Inc.                            134,664
    12,000  Ecolab, Inc.                                               392,520
     5,250  Graco, Inc.                                                177,293
    12,000  Manpower, Inc.                                             462,600
    11,000  Pitney Bowes, Inc.                                         491,920
    15,000  Waste Management, Inc.                                     427,350
                                                                   -----------
                                                                     2,086,347
                                                                   -----------
            COMMUNICATIONS EQUIPMENT - 2.9%
    20,000  Corning, Inc.*                                             275,000
    13,000  QUALCOMM, Inc.                                             453,570
    18,410  Tellabs, Inc.*                                             142,862
                                                                   -----------
                                                                       871,432
                                                                   -----------
            COMPUTERS AND PERIPHERALS - 3.5%
    11,000  Intergraph Corporation*                                    325,270
     7,000  International Business Machines Corporation                534,660
     2,870  Lexmark International, Inc.*                               199,321
                                                                   -----------
                                                                     1,059,251
                                                                   -----------

GKM FUNDS
KM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES    COMMON STOCKS -  99.5% (Continued)                        VALUE
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS - 3.4%
     5,000  Bear Stearns Companies, Inc. (The)                     $   473,300
     8,000  Citigroup, Inc.                                            375,680
     2,000  Lehman Brothers Holding, Inc.                              183,440
                                                                   -----------
                                                                     1,032,420
                                                                    -----------
            DIVERSIFIED TELECOMMUNICATIONS SERVICES - 1.4%
    26,000  Nokia Corporation - ADR                                    415,480
                                                                   -----------
            ELECTRICAL EQUIPMENT - 2.1%
    18,000  Trimble Navigation Ltd.*                                   619,560
                                                                   -----------

            ELECTRONIC EQUIPMENT AND INSTRUMENTS - 6.8%
    10,000  Diebold, Inc.                                              483,700
     8,000  Garmin Ltd.                                                316,000
     8,000  Harman International Industries, Inc.                      628,640
    23,500  LoJack Corporation*                                        339,575
    20,000  Symbol Technologies, Inc.                                  267,400
                                                                   -----------
                                                                     2,035,315
                                                                   -----------
            FOOD AND DRUG RETAILING - 2.2%
    10,000  Sysco Corporation                                          346,000
     3,000  Whole Foods Market, Inc.                                   299,160
                                                                   -----------
                                                                       645,160
                                                                   -----------
            FOOD PRODUCTS - 0.9%
     4,000  Hershey Company (The)                                      255,600
                                                                   -----------

            HEALTH CARE EQUIPMENT AND SUPPLIES - 10.1%
     8,000  Bausch & Lomb, Inc.                                        600,000
    12,000  Henry Schein, Inc.*                                        450,120
    14,000  Medtronic, Inc.                                            737,800
    10,000  Patterson Companies, Inc.*                                 505,500
    16,000  STERIS Corporation                                         378,880
     7,200  Stryker Corporation                                        349,560
                                                                   -----------
                                                                     3,021,860
                                                                   -----------
            HEALTH CARE PROVIDERS AND SERVICES - 1.3%
     4,200  UnitedHealth Group, Inc.                                   396,942
                                                                   -----------

            HOTELS, RESTAURANTS & LEISURE - 2.6%
     7,000  Harrah's Entertainment, Inc.                               459,340
    15,000  Hilton Hotels Corporation                                  327,450
                                                                   -----------
                                                                       786,790
                                                                   -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES    COMMON STOCKS -  99.5% (Continued)                        VALUE
--------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES - 2.4%
     7,000  3M Company                                             $   535,290
     5,000  General Electric Company                                   181,000
                                                                   -----------
                                                                       716,290
                                                                   -----------
            INFORMATION TECHNOLOGY CONSULTING
            AND SERVICES - 2.6%
    17,000  Accenture Ltd. - Class A*                                  368,900
     9,000  Affiliated Computer Services, Inc. - Class A*              429,030
                                                                   -----------
                                                                       797,930
                                                                   -----------
            INTERNET SOFTWARE AND SERVICES - 1.6%
    11,000  Cisco Systems, Inc.*                                       190,080
    11,000  VeriSign, Inc.*                                            291,060
                                                                   -----------
                                                                       481,140
                                                                   -----------
            MACHINERY - 2.4%
     1,300  Caterpillar, Inc.                                          114,465
     2,000  Ingersoll-Rand Company Ltd. - Class A                      153,740
    17,000  Pall Corporation                                           456,110
                                                                   -----------
                                                                       724,315
                                                                   -----------
            MARINE - 0.1%
     9,200  Grupo TMM S.A. de C.V. - Class A - ADR*                     27,508
                                                                   -----------

            MEDIA - 4.6%
    10,000  Comcast Corporation - Class A*                             321,100
     2,000  Gannett Company, Inc.                                      154,000
     5,000  McGraw-Hill Companies, Inc. (The)                          435,400
    10,000  Meredith Corporation                                       470,000
                                                                   -----------
                                                                     1,380,500
                                                                   -----------
            METALS AND MINING - 0.8%
     4,500  Nucor Corporation                                          229,950
                                                                   -----------

            PERSONAL PRODUCTS - 0.8%
     5,250  Alberto-Culver Company                                     233,625
                                                                   -----------

            PHARMACEUTICALS - 8.0%
    11,000  Abbott Laboratories                                        540,760
    26,000  deCODE genetics, Inc.*                                     140,400
     7,500  Eli Lilly & Company                                        438,525
     2,990  Johnson & Johnson                                          205,204
    11,000  Novartis AG - ADR                                          536,030
     6,325  Pfizer, Inc.                                               171,850
    11,980  Teva Pharmaceutical Industries Ltd. - ADR                  374,255
                                                                   -----------
                                                                     2,407,024
                                                                   -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES    COMMON STOCKS -  99.5% (Continued)                        VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT AND PRODUCTS - 2.4%
    10,000  Applied Materials, Inc.                                $   148,700
    13,000  Intel Corporation                                          305,760
     7,000  Intersil Corporation - Class A                             122,220
     5,500  Texas Instruments, Inc.                                    137,280
                                                                   -----------
                                                                       713,960
                                                                   -----------
            SOFTWARE - 7.7%
     9,000  Adobe Systems, Inc.                                        535,230
    20,050  Citrix Systems, Inc.*                                      451,125
     2,000  Electronic Arts, Inc.*                                     106,780
    33,000  Microsoft Corporation                                      834,900
    10,000  SAP AG - ADR                                               394,300
                                                                   -----------
                                                                     2,322,335
                                                                   -----------
            SPECIALTY RETAIL - 4.3%
    13,000  Bed Bath & Beyond, Inc.*                                   483,730
    11,000  Men's Wearhouse, Inc. (The)*                               453,970
    13,000  PETsMART, Inc.                                             346,450
                                                                   -----------
                                                                     1,284,150
                                                                   -----------
            TEXTILES AND APPAREL - 0.9%
     3,500  Nike, Inc. - Class B                                       268,835
                                                                   -----------

            TRADING COMPANIES AND DISTRIBUTORS - 1.3%
     7,000  Grainger (W.W.), Inc.                                      387,030
                                                                    -----------

            WIRELESS TELECOMMUNICATIONS SERVICES - 1.1%
    12,000  Amdocs Ltd.*                                               320,520
                                                                   -----------

            TOTAL COMMON STOCKS (Cost $25,172,738)                 $29,829,626
                                                                   -----------


================================================================================
  SHARES    MONEY MARKETS - 0.1%                                      VALUE
--------------------------------------------------------------------------------
    15,453  First American Treasury Obligation Fund - Class S
             (Cost $15,453)                                        $    15,453
                                                                   -----------

            TOTAL INVESTMENTS AT VALUE - 99.6% (Cost $25,188,191)  $29,845,079

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%               113,877
                                                                   -----------

            NET ASSETS - 100.0%                                    $29,958,956
                                                                   ===========


 * Non-income producing security
ADR - American Depositary Receipt

 See accompanying notes to portfolio of investments.

GKM FUNDS
GKM GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SECURITIES VALUATION

     Equity securities of the GKM Growth Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when GKM Advisers, LLC (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following is computed on a tax basis for each item as of April 30, 2005:

               Cost of portfolio investments            $  25,188,191
                                                        =============

               Gross unrealized appreciation            $   5,638,885
               Gross unrealized depreciation                 (981,997)
                                                        -------------

               Net unrealized appreciation              $   4,656,888
                                                        =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
             ----------------------------------------------------------



By (Signature and Title)*    /s/ Timothy J. Wahl
                           --------------------------------------------
                           Timothy J. Wahl, President


Date          June 22, 2005
      -----------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Timothy J. Wahl
                           --------------------------------------------

                           Timothy J. Wahl, President

Date          June 22, 2005
      -----------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           --------------------------------------------

                           Mark J. Seger, Treasurer

Date         June 22, 2005
      -----------------------------



* Print the name and title of each signing officer under his or her signature.